FAIR VALUE GAINS (LOSSES), NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ (1,318)	$ (1,058)
Incentive fees	(22)	(45)	$ (24)
Financial instruments and other	667	1,123	583
Total fair value (losses) gains, net	(673)	20	2,521
Losses on change In fair value of and right-of-use investment properties	26	2	5
Commercial properties
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	(1,410)	(1,122)	1,791
Commercial developments
Disclosure of Fair Value [Line Items]
Gains (losses) on fair value adjustment, investment property	$ 92	$ 64	$ 171